Financial Instruments and Financial Risk Management - Disclosure of Nature and Extent of Risks Arising from Financial Instruments (Details) $ in Thousands	Sep. 30, 2019 USD ($)
-30% Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	$ 1,015
+30% Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	(952)
Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Warrant liability	2,788
Warrant Liability [Member] | -30% Bottom of range [Member] | Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	1,015
Warrant Liability [Member] | +30% Top of range [Member] | Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	$ (952)